Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portion of long term bank loans	$ 156,701	$ 144,900
Long term bank loans, net of current portion and unamortized loan issuance costs	932,554	$ 938,699
Long-term Debt [Member]
Debt Instrument [Line Items]
December 31, 2022	156,701
December 31, 2023	229,392
December 31, 2024	203,988
December 31, 2025	197,233
December 31, 2026	246,580
December 31, 2027 and thereafter	66,214
Total Long term bank loans	1,100,108
Unamortized loan issuance costs	(10,853)
Total Long term bank loans, net	1,089,255
Current portion of long term bank loans	156,701
Long term bank loans, net of current portion and unamortized loan issuance costs	$ 932,554